Stock Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $			$ 22,200		$ 36,400
Net settlement resulted in increase in treasury shares | $						$ (124,109)
Number of shares issued	11,000,000
Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $			2,800		4,300
River Vessels | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value | $		$ 14,100
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		200.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $			$ 19,400	$ 3,500	32,100	$ 7,100
Unrecognized compensation expense | $					$ 91,000
Number of share vested	16,251,664
Shares withheld	5,171,224
Weighted average recognition period					1 year 6 months
Price per ordinary share | $ / shares	$ 24
Net settlement resulted in increase in treasury shares | $	$ 124,100
Number of shares authorized in share based payments					1,961,956
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance			59,027,217		59,027,217
Ordinary shares remained available for future issuance			20,905,671		20,905,671
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding					1.00%
2018 Incentive Plan | Performance Granted | River Vessels | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted		267,080
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
2018 Incentive Plan | Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance			9,107,217		9,107,217
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding					1.00%
Shares reserved for issuance, annual increase in number of ordinary shares					4,680,000
Number of shares issued			0		0